Derivative Instruments (Details) (USD $) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended		12 Months Ended
	Jun. 30, 2011	Dec. 31, 2008	Dec. 31, 2012 item	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2012 Minimum [Member]
Derivative [Line Items]
Interest rate floors notional value			$ 600
Number of derivatives designaged as cash flow hedges			7
Notional amount of derivatives designated as cash flow hedges			500
Interest rate floors maturity date				Jun. 30, 2011	May 01, 2008
Strike rate, lower range			6.00%
Strike rate, higher range			8.00%
Interest rate floors matured		150
Notional value of interest rate floors sold		450
Gain on sale of derivatives	$ 16.8